Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Abstract]
Trade receivables	£ 3,369	£ 2,868
Loans and other receivables	629	1,082
Prepayments and accrued income	343	323
Net trade and other receivables per balance sheet	4,341	4,273
Trade and other receivables, Current	4,093	3,588
Trade and other receivables, Non-current	£ 248	£ 685